Income Taxes - Components of net deferred tax liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Components of Deferred Tax Assets [Abstract]
Stock-based compensation	$ 4.4	$ 4.5
Bad debts	0.1	0.1
Other assets	1.2	2.9
Property and equipment		0.5
Intangible start-up costs	0.2	0.2
Unrecognized tax benefits	4.2	3.0
Net operating losses and credit carryforwards	4.2	1.9
Foreign currency translation loss	3.0	1.0
Total deferred tax assets	17.3	14.1
Components of Deferred Tax Liabilities [Abstract]
Goodwill and other intangibles	19.9	15.7
Property and equipment	2.7
Prepaid expenses	1.1	1.2
Foreign branch losses		0.1
Foreign equity earnings	0.4	0.3
Total deferred tax liabilities	24.1	17.3
Net deferred tax liabilities	$ (6.8)	$ (3.2)